Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	Jul. 01, 2013
Global Natural Resources Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Global Natural Resources Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Natural Resources Equity Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Global Natural Resources Equity Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund has not commenced operations prior to the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other expenses and acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any,) in equity securities, which may include stock, stock futures, rights, warrants or securities convertible into stock, of companies considered to be principally engaged in natural resources industries and natural resources related sectors or that supply goods, technology and services to such companies. The Fund may invest in securities of issuers from a number of different countries, including the United States. The Fund's portfolio is diversified among a number of companies across different industries and capitalization ranges.
  Companies in natural resources industries include companies to be principally engaged in the discovery, development, production or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. For these purposes, "natural resources" generally includes, but is not limited to: energy (such as utilities, producers/developers, refiners, service/ drilling), alternative energy (such as uranium, coal, hydrogen, wind, solar, fuel cells), industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery), forest products (such as lumber, plywood, pulp, paper, newsprint, tissue), base metals (such as aluminum, copper, nickel, zinc, iron ore and steel), precious metals and minerals (such as gold, silver, platinum, diamonds), and agricultural products (grains and other foods, seeds, fertilizers, water).
  A particular company will be considered to be principally engaged in natural resources industries if at the time of investment at least 50% of the company's assets, gross income, cash flow or net profits is committed to, or derived from, those industries. A company will also be considered to be principally engaged in natural resources industries if the company has the potential for capital appreciation primarily as a result of particular products, technology, patents or other market advantages in natural resources industries.
  The Fund may invest in equity securities of issuers located throughout the world and in countries having economies and markets generally considered to be developed, but may also invest in equity securities of foreign companies located in emerging markets.
  Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain diversified across countries and geographical regions.
  The Fund may invest in a company principally engaged in precious metal-related activities, which is one that derives at least 50% of its revenues from the exploration, mining or processing of or dealing in precious metals.
  The Fund may invest up to 5% of its net assets in securities issued by other investment companies, including exchange-traded funds (ETFs).
  Depending on market conditions, the Fund may at times, but will not necessarily, hold up to 20% of its assets in cash and cash equivalents, which could limit the ability of the Fund to meet its investment objectives.
  The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers, in managing their respective portions of the Fund's portfolio, practice different investment styles that the Adviser believes complement one another. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund's portfolio that they manage in accordance with their investment strategies and processes.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any,) in equity securities, which may include stock, stock futures, rights, warrants or securities convertible into stock, of companies considered to be principally engaged in natural resources industries and natural resources related sectors or that supply goods, technology and services to such companies.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  There is no guarantee that securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
  The Fund's value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor should be able to accept significant short-term fluctuations in value.
  Investment in companies in natural resources industries may be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments (such as political events affecting access to natural resources), environmental incidents, energy conservation, depletion of natural resources, the success of exploration projects, commodity prices and tax and other government regulations.
  Concentrating investments in the natural resources sector increases the risk of loss because the securities of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector, including market, economic, political or regulatory developments. The Fund's performance may also suffer if the sector does not perform as well as the Sub-Advisers expected. Prices of securities in the same sector may change collectively regardless of the merits of individual companies.
  The Fund may be susceptible to financial, economic, political and/or market events, as well as government regulation, impacting the gold industry. Fluctuations in the price of gold may dramatically affect the profitability of companies in the gold industry.
  The Fund's investments in companies engaged in precious metal-related activities may be significantly affected by developments in the precious metals industries and may be linked to the prices of gold and silver, or other precious metals. These prices can be influenced by a variety of global economic, financial and political factors and may fluctuate substantially over short periods of time and be more volatile than other types of investments. Economic, political or other conditions affecting one or more of the major sources of gold and silver could have a substantial effect on supply and demand in countries throughout the world. Additionally, the majority of such producers are domiciled in a limited number of countries. Moreover, companies engaged in precious metal-related activities also face risks related to their operations that may affect overall profitability. These risks include the uncertainty and cost of mineral exploration and acquisitions and the uncertainties and unexpected problems and delays in developing mines. In addition, the business of mining precious metals is subject to numerous risks that could adversely impact such companies. These risks include environmental hazards, industrial accidents, underground fires, labor disputes, unexpected geological formations, availability of appropriately skilled persons, unanticipated ground and water conditions, fall of ground accidents, legal and regulatory restrictions and seismic activity.
  Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investing in emerging markets involves greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Fund. Sub-Advisers may make currency investment decisions independent of their underlying stock selections.
  Medium-sized company stocks have historically been subject to greater investment risk than larger-company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large-company stocks.
  An investment in a small- and micro-cap companies may involve greater risk and be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience and market diversification.
  The Fund's investment in another investment company may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear it share of the underlying investment company's fees and expenses, which are in addition to the Fund's own fees and expenses.
  To the extent that the Fund holds assets in cash and cash equivalents and not in the investments described, the ability of the Fund to meet its objective may be limited.
  Fund performance is dependent upon the success of the Adviser and the Sub-Advisers in implementing the Fund's investment strategies in pursuit of the Fund's investment objective. To a significant extent, the Fund's performance will depend on the success of the Adviser's methodology in allocating the Fund's assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers' investment styles may not always be complementary, which could adversely affect the performance of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. Updated performance information is available on the Fund’s website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Global Natural Resources Equity Fund | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	1.05%
Other expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	$ 143
3 Years	rr_ExpenseExampleYear03	$ 443

[1]	Other expenses and acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.